Provisions for employee benefits - Present value of employee benefits, estimated by applying actuarial techniques (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	€ 681
Net benefit liability (asset) at end of year	596	€ 681
Other benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	310
Net benefit liability (asset) at end of year	252	310
Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	371
Net benefit liability (asset) at end of year	344	371
Italian defined benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	151
Net benefit liability (asset) at end of year	143	151
Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	108
Net benefit liability (asset) at end of year	89	108
FISDE and other foreign medical plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	112
Net benefit liability (asset) at end of year	112	112
Present value of benefit liabilities
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	942	1,007
Current service cost	66	71
Interest cost/income	33	38
Remeasurements:	(7)	(24)
- actuarial (gains) losses due to changes in demographic assumptions	(7)	(1)
- actuarial (gains) losses due to changes in financial assumptions	(5)	(17)
- experience (gains) losses	5	(6)
Past service cost and (gains) losses settlements	(3)	12
Plan contributions:	1	2
- employee contributions	1	2
Benefits paid	(155)	(216)
Reclassification to liabilities directly associated with assets held for sale	(17)
Currency translation differences and other changes	(6)	52
Net defined benefit liability (asset) at end of year	854	942
Present value of benefit liabilities | Other benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	310	353
Current service cost	57	56
Interest cost/income	8	11
Remeasurements:	(8)	1
- actuarial (gains) losses due to changes in financial assumptions	(3)	5
- experience (gains) losses	(5)	(4)
Past service cost and (gains) losses settlements	(9)	3
Benefits paid	(105)	(113)
Reclassification to liabilities directly associated with assets held for sale	(1)
Currency translation differences and other changes		(1)
Net defined benefit liability (asset) at end of year	252	310
Present value of benefit liabilities | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	632	654
Current service cost	9	15
Interest cost/income	25	27
Remeasurements:	1	(25)
- actuarial (gains) losses due to changes in demographic assumptions	(7)	(1)
- actuarial (gains) losses due to changes in financial assumptions	(2)	(22)
- experience (gains) losses	10	(2)
Past service cost and (gains) losses settlements	6	9
Plan contributions:	1	2
- employee contributions	1	2
Benefits paid	(50)	(103)
Reclassification to liabilities directly associated with assets held for sale	(16)
Currency translation differences and other changes	(6)	53
Net defined benefit liability (asset) at end of year	602	632
Present value of benefit liabilities | Italian defined benefit plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	151	156
Current service cost	1	1
Interest cost/income	5	5
Remeasurements:	(4)	(1)
- actuarial (gains) losses due to changes in financial assumptions	(1)
- experience (gains) losses	(3)	(1)
Benefits paid	(11)	(10)
Currency translation differences and other changes	1
Net defined benefit liability (asset) at end of year	143	151
Present value of benefit liabilities | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	369	380
Current service cost	6	12
Interest cost/income	17	18
Remeasurements:	7	(22)
- actuarial (gains) losses due to changes in demographic assumptions	(7)	(1)
- actuarial (gains) losses due to changes in financial assumptions		(22)
- experience (gains) losses	14	1
Past service cost and (gains) losses settlements	1	9
Plan contributions:	1	2
- employee contributions	1	2
Benefits paid	(31)	(85)
Reclassification to liabilities directly associated with assets held for sale	(16)
Currency translation differences and other changes	(7)	55
Net defined benefit liability (asset) at end of year	347	369
Present value of benefit liabilities | FISDE and other foreign medical plans
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net defined benefit liability (asset) at beginning of year	112	118
Current service cost	2	2
Interest cost/income	3	4
Remeasurements:	(2)	(2)
- actuarial (gains) losses due to changes in financial assumptions	(1)
- experience (gains) losses	(1)	(2)
Past service cost and (gains) losses settlements	5
Benefits paid	(8)	(8)
Currency translation differences and other changes		(2)
Net defined benefit liability (asset) at end of year	112	112
Plan assets
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	263	261
Interest cost/income	18	14
Return on plan assets	(8)	(17)
Administrative fees paid	(1)	(1)
Plan contributions:	21	25
- employee contributions	1	2
- employer contributions	20	23
Benefits paid	(24)	(25)
Reclassification to liabilities directly associated with assets held for sale	(1)
Currency translation differences and other changes	(8)	6
Net benefit liability (asset) at end of year	260	263
Plan assets | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	263	261
Interest cost/income	18	14
Return on plan assets	(8)	(17)
Administrative fees paid	(1)	(1)
Plan contributions:	21	25
- employee contributions	1	2
- employer contributions	20	23
Benefits paid	(24)	(25)
Reclassification to liabilities directly associated with assets held for sale	(1)
Currency translation differences and other changes	(8)	6
Net benefit liability (asset) at end of year	260	263
Plan assets | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	263	261
Interest cost/income	18	14
Return on plan assets	(8)	(17)
Administrative fees paid	(1)	(1)
Plan contributions:	21	25
- employee contributions	1	2
- employer contributions	20	23
Benefits paid	(24)	(25)
Reclassification to liabilities directly associated with assets held for sale	(1)
Currency translation differences and other changes	(8)	6
Net benefit liability (asset) at end of year	260	263
Asset ceiling
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	2	2
Net benefit liability (asset) at end of year	2	2
Asset ceiling | Defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	2	2
Net benefit liability (asset) at end of year	2	2
Asset ceiling | Foreign defined benefit plan
Disclosure Of Liability Asset Of Benefit Plans [Line Items]
Net benefit liability (asset) at beginning of year	2	2
Net benefit liability (asset) at end of year	€ 2	€ 2